UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4723

Dreyfus Treasury & Agency Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury & Agency Cash Management
October 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--42.2%	of Purchase (%)	Amount ($)	Value ($)
11/5/09	0.32	200,000,000	199,992,889
11/19/09	0.37	1,000,000,000	999,816,000
11/27/09	0.30	277,480,000	277,419,879
12/3/09	0.27	1,000,000,000	999,756,667
12/17/09	0.69	623,000,000	622,450,722
12/24/09	0.24	492,000,000	491,828,633
1/28/10	0.25	750,000,000	749,541,667
2/4/10	0.27	200,000,000	199,857,500
4/1/10	0.34	340,000,000	339,520,155
4/22/10	0.17	400,000,000	399,675,111
5/6/10	0.52	100,000,000	99,731,333
6/17/10	0.31	500,000,000	499,018,333
Total U.S. Treasury Bills
(cost $5,878,608,889)			5,878,608,889

U.S. Treasury Notes--10.3%
2/1/10	0.29	150,000,000	150,678,000
2/16/10	0.38	175,000,000	177,222,136
2/16/10	0.42	238,000,000	242,204,213
3/1/10	0.35	158,100,000	158,958,988
3/31/10	0.36	70,000,000	70,397,811
5/17/10	0.56	75,000,000	76,592,548
6/1/10	0.27	250,000,000	253,397,960
8/31/10	0.29	300,000,000	305,086,856
Total U.S. Treasury Notes
(cost $1,434,538,512)			1,434,538,512

Repurchase Agreements--47.4%
Banc of America Securities LLC
dated 10/30/09, due 11/2/09 in the amount of

$900,004,500 (fully collateralized by $2,310,686,257
Government National Mortgage Association, 3%-17%, due
12/15/09-11/15/51, value $918,000,000)	0.06	900,000,000	900,000,000
Barclays Financial LLC
dated 10/30/09, due 11/2/09 in the amount of
$1,052,005,260 (fully collateralized by
$445,551,100 U.S. Treasury Bonds, 4.50%, due 8/15/39,
value $461,040,006 and $602,055,900 U.S. Treasury
Notes, 1.13%-6.50%, due 2/15/10-6/30/11, value
$612,000,050)	0.06	1,052,000,000	1,052,000,000
BNP Paribas
dated 10/30/09, due 11/2/09 in the amount of
$400,002,000 (fully collateralized by $128,204,900
U.S. Treasury Bonds, 4.25%-8.88%, due
2/15/19-5/15/39, value $151,740,351 and
$248,278,700 U.S. Treasury Notes, 2%-4%, due
11/15/09-8/15/18, value $256,259,675)	0.06	400,000,000	400,000,000
Calyon Securities (USA)
dated 10/30/09, due 11/2/09 in the amount of
$295,001,721 (fully collateralized by $24,870,100
U.S. Treasury Bills, due 4/1/10, value $24,855,203,
$94,530,000 U.S. Treasury Bonds, 3.50%-4.50%, due
2/15/39-8/15/39, value $97,233,422 and $172,617,300
U.S. Treasury Notes, 3.63%-3.88%, due
5/15/10-6/15/10, value $178,811,447)	0.07	295,000,000	295,000,000
Credit Suisse (USA) Inc.
dated 10/30/09, due 11/2/09 in the amount of
$186,000,930 (fully collateralized by $181,779,200
U.S. Treasury Notes, 2.88%-4.50%, due
5/15/10-6/30/10, value $189,724,281)	0.06	186,000,000	186,000,000
Credit Suisse (USA) Inc.
dated 10/30/09, due 11/2/09 in the amount of
$573,003,343 (fully collateralized by $1,110,876,727
Government National Mortgage Association, 4%-8.50%,
due 9/15/11-10/20/39, value $584,462,766)	0.07	573,000,000	573,000,000
Deutsche Bank Securities
dated 10/30/09, due 11/2/09 in the amount of

$600,003,000 (fully collateralized by $874,050,246
Government National Mortage Association, 4%-7%, due
7/20/37-10/15/39, value $612,000,001)	0.06	600,000,000	600,000,000
Goldman, Sachs & Co.
dated 10/30/09, due 11/2/09 in the amount of
$100,000,417 (fully collateralized by $109,487,372
Government National Mortgage Association, 2.63%-4%,
due 4/20/34-10/20/39, value $102,000,000)	0.05	100,000,000	100,000,000
HSBC USA Inc.
dated 10/30/09, due 11/2/09 in the amount of
$300,001,250 (fully collateralized by $306,730,000
U.S. Treasury Notes, 3%, due 9/30/16, value
$306,003,818)	0.05	300,000,000	300,000,000
JP Morgan Chase & Co.
dated 10/30/09, due 11/2/09 in the amount of
$1,200,006,000 (fully collateralized by
$2,012,225,204 Government National Mortgage
Association, 3.50%-12.50%, due 5/15/10-8/15/51, value
$1,224,000,051)	0.06	1,200,000,000	1,200,000,000
RBS Securities
dated 10/30/09, due 11/2/09 in the amount of
$400,002,000 (fully collateralized by $389,995,000
U.S. Treasury Bonds, 4.50%, due 5/15/38, value
$408,002,416)	0.06	400,000,000	400,000,000
Societe Generale
dated 10/30/09, due 11/2/09 in the amount of
$600,003,500 (fully collateralized by $269,396,196
Government National Mortgage Association, 5%-6%, due
11/15/34-5/15/39, value $133,447,741, $173,200,000
Treasury Inflation Protected Securities, 1.25%-2.38%,
due 4/15/14-1/15/17, value $190,990,004, $107,686,200
U.S. Treasury Bills, due 6/10/10-8/26/10, value
$107,529,172, $89,797,000 U.S. Treasury Bonds, 4.50%,
due 5/15/38, value $95,359,877 and $85,800,000 U.S.
Treasury Notes, 1.75%, due 3/31/14, value $84,676,904)	0.07	600,000,000	600,000,000
Total Repurchase Agreements
(cost $6,606,000,000)			6,606,000,000

Total Investments (cost $13,919,147,401)	99.9%	13,919,147,401
Cash and Receivables (Net)	.1%	9,515,779
Net Assets	100.0%	13,928,663,179

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	13,919,147,401
Level 3 - Significant Unobservable Inputs	-
Total	13,919,147,401

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury & Agency Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)